Stock Based Compensation (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Summary of weighted average assumptions
Calculated stock price	$ 2.26
Risk-free interest rate, Minimum	1.59%
Risk-free interest rate, Maximum	2.60%
Expected volatility of the underlying stock	118.10%
Expected dividend rate	0.00%
Maximum [Member]
Summary of weighted average assumptions
Expected life of options	10 years
Minimum [Member]
Summary of weighted average assumptions
Expected life of options	5 years